Consolidated Balance Sheets - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and due from banks	$ 7,828,000	$ 10,087,000		$ 4,914,000
Interest-bearing demand deposits	3,027,000	2,119,000		1,885,000
Federal funds sold	11,994,000	0		3,741,000
Total cash and cash equivalents	22,849,000	12,206,000		10,540,000
Interest-bearing time deposits	12,846,000	18,285,000		18,525,000
Debt securities available-for-sale, at fair value	118,141,000	118,439,000		126,737,000
Marketable equity securities, at fair value	210,000	322,000		400,000
Restricted investments in bank stock, at cost	1,255,000	1,085,000		1,803,000
Loans	410,688,000	387,924,000		368,866,000
Allowance for credit losses	(3,951,000)	(3,861,000)		(4,058,000)	$ (4,084,000)
Net loans	406,737,000	384,063,000		364,808,000
Premises and equipment, net	8,373,000	8,545,000		8,824,000
Accrued interest receivable	1,813,000	1,603,000		1,369,000
Other real estate owned	0	56,000		0
Bank owned life insurance	12,900,000	12,708,000		11,363,000
Net deferred tax asset	1,831,000	1,949,000		2,811,000
Other assets	1,494,000	1,327,000		1,636,000
Total Assets	588,562,000	560,588,000		548,816,000
Liabilities
Noninterest-bearing	77,517,000	74,979,000		89,703,000
Interest-bearing	419,023,000	397,758,000		371,098,000
Total deposits	496,540,000	472,737,000		460,801,000
Repurchase agreements	1,080,000	1,231,000		1,694,000
Federal funds purchased	0	435,000		0
Federal Home Loan Bank advances	16,500,000	15,700,000		31,646,000
Accrued interest payable	1,965,000	1,374,000		294,000
Other liabilities	4,792,000	4,825,000		4,411,000
Total Liabilities	530,377,000	505,802,000		498,846,000
Commitments and Contingencies
Redeemable Common Stock Held By Employee Stock Ownership Plan	1,952,000	1,764,000		2,064,000
Stockholders' Equity
Common stock, par value $1.00 per share; authorized 5,000,000 shares; issued 2,160,000 shares; outstanding 1,858,536 and 1,854,870 shares at December 31, 2023 and 2022, respectively	2,160,000	2,160,000		2,160,000
Capital surplus	1,899,000	1,899,000		1,891,000
Retained earnings	64,949,000	62,227,000		60,930,000
Accumulated other comprehensive loss	(3,092,000)	(3,769,000)		(7,186,000)
Treasury stock, at cost: 2023: 301,464 shares; 2022: 305,130 shares	(7,731,000)	(7,731,000)		(7,825,000)
Total Stockholders' Equity	58,185,000	54,786,000		49,970,000
Less maximum cash obligation to ESOP shares	1,952,000	1,764,000		2,064,000
Total Stockholders’ Equity Less Maximum Cash Obligations Related to ESOP Shares	56,233,000	53,022,000	$ 49,842,000	47,906,000	$ 53,111,000
Total Liabilities and Stockholders' Equity	588,562,000	560,588,000		548,816,000
Federal Reserve Bank Advances [Member]
Liabilities
Federal Reserve Bank borrowings	$ 9,500,000	$ 9,500,000		$ 0